NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Sep. 21, 2015	Aug. 31, 2015	Apr. 10, 2015	Dec. 31, 2014
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Total Short term notes payable	$ 106,312	$ 103,320
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Total Short term notes payable	$ 106,312	103,320	$ 100,000
QPAGOS Corporation - Parent Company [Member]
Total Short term notes payable		103,320				$ 2,324,422
QPAGOS Corporation - Parent Company [Member] | YP Holdings LLC [Member] | 12% Notes Payable Due On December 31, 2015 [Member]
Total Short term notes payable		103,320
QPAGOS Corporation - Parent Company [Member] | Panatrade Business Ltd [Member] | 5% Notes Payable Due On February 3, 2019 [Member]
Total Short term notes payable						916,500
QPAGOS Corporation - Parent Company [Member] | Huppay Global Corp [Member] | 5% Notes Payable Due On June 12, 2019 [Member]
Total Short term notes payable				$ 596,543		596,543
QPAGOS Corporation - Parent Company [Member] | Newvello Limited [Member] | 5% Notes Payable Due On July 18, 2019 [Member]
Total Short term notes payable						400,000
QPAGOS Corporation - Parent Company [Member] | Satellite Development [Member] | 11% Notes Payable Due On March 31, 2015 [Member]
Total Short term notes payable						211,379
QPAGOS Corporation - Parent Company [Member] | Clive Kabatznik [Member] | 12% Notes Payable Due On December 31, 2014 [Member]
Total Short term notes payable						25,000
QPAGOS Corporation - Parent Company [Member] | Clive Kabatznik [Member] | 12% Notes Payable Due On December 31, 2014 [Member]
Total Short term notes payable				25,000
QPAGOS Corporation - Parent Company [Member] | Strategic IR, Inc [Member] | 12% Notes Payable Due On December 31, 2014 [Member]
Total Short term notes payable				125,000		75,000
QPAGOS Corporation - Parent Company [Member] | Joseph W & Patricia G Family Trust [Member] | 12% Notes Payable Due On December 31, 2014 [Member]
Total Short term notes payable				100,000		100,000
QPAGOS Corporation - Parent Company [Member] | Alberto Pereira Bunster [Member] | 12% Notes Payable Due On June 30, 2015 [Member]
Total Short term notes payable				75,000
QPAGOS Corporation - Parent Company [Member] | Dimitri Kurganov [Member] | 5% Notes Payable Due On April 1, 2016 [Member]
Total Short term notes payable				$ 75,000
QPAGOS Corporation - Parent Company [Member] | Alex Pereira [Member] | 12% Notes Payable Due On June 30, 2015 [Member]
Total Short term notes payable					$ 75,000
QPAGOS Corporation - Parent Company [Member] | Delinvest Commercial Limited [Member] | 5% Notes Payable Due On May 11, 2015 [Member]
Total Short term notes payable
QPAGOS Corporation - Parent Company [Member] | Evgeny Simonov [Member] | 12% Notes Payable Due On February 3, 2019 [Member]
Total Short term notes payable
QPAGOS Corporation - Parent Company [Member] | Igor Moiseev [Member] | 5% Notes Payable Due On July 18,2019 [Member]
Total Short term notes payable
QPAGOS Corporation - Parent Company [Member] | Irina Galikhanova [Member] | 5% Notes Payable Due On February 3, 2019 [Member]
Total Short term notes payable
QPAGOS Corporation - Parent Company [Member] | Olga Akhmetova [Member] | 5% Notes Payable Due On February 3, 2019 [Member]
Total Short term notes payable